Goodwill And Other Intangible Assets (Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Gross carrying amount	$ 56,359	$ 55,526
Licenses [Member]
Gross carrying amount	51,374	50,372
Trade Name [Member]
Gross carrying amount	$ 4,985	$ 5,154